Accounts receivable, trade	12 Months Ended
Dec. 31, 2012
Accounts receivable, trade [Abstract]
Accounts receivable, trade

Note 4 - Accounts receivable, trade

Accounts receivable as of December 31, 2012 and 2011 consisted of the following:

	2012	2011

Accounts receivable	$59,355	$19,680

During the years ended December 31, 2012, 2011 and 2010, the Company wrote off delinquent accounts receivable of nil, $191 and 1,947, respectively.

All of the Company's customers are located in the PRC and Hong Kong. The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.